Stock Options - Schedule of Stock Option Activities (Details) - Stock Option Activity [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock Option Activities [Line Items]
Number of shares, Outstanding as of beginning balance	4,301,358	4,301,358
Weighted Average Exercise Price, Outstanding as of beginning balance	$ 3.7	$ 3.7
Number of shares, Granted	854,756
Weighted average exercise price, Granted	$ 1.5
Number of shares, Exercised
Weighted average exercise price, Exercised
Number of shares, Cancelled
Weighted average exercise price, Cancelled
Number of Shares, Expired	(900,000)
Weighted Average Exercise Price, Expired	$ 9.72
Number of shares, Forfeited	(59,019)
Weighted average exercise price, Forfeited	$ 3.96
Number of shares, Outstanding as of ending balance	4,197,095	4,301,358
Weighted Average Exercise Price, Outstanding as of ending balance	$ 1.96	$ 3.7